Private Placement - Additional Information (Detail) - USD ($)	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Class of warrant, exercise price	$ 11.50	$ 11.50
Private Placement Warrants
Class of Warrant or Right [Line Items]
Class of warrant or right issued during the period	10,280,000	10,280,000
Class of warrant or right, value issued	$ 10,280,000	$ 10,280,000
Class of warrant, exercise price	$ 11.50	$ 11.50